Disaggregated Revenue-related Information - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Contract with customer, receivable, after allowance for credit loss, total						$ 650
Management fees receivable						230
Surf Air Inc Charter Revenue
Disaggregation of Revenue [Line Items]
Revenues						375
Southern Airways Corporation
Disaggregation of Revenue [Line Items]
Revenues				$ 36,355	$ 24,636	80,716	$ 57,679
Southern Airways Corporation | EAS Program
Disaggregation of Revenue [Line Items]
Revenues						31,900	25,600
Southern Airways Corporation | Incentive Agreement Per-Fight Subsidies
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 0	$ 200	0		$ 582	$ 0
Southern Airways Corporation | Surf Air Inc Charter Revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 218	$ 0	$ 435	$ 0